UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07743

The Rockland Funds Trust
(Exact name of registrant as specified in charter)

1235 Westlakes Drive
Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Richard Gould
1235 Westlakes Drive
Berwyn, PA 19312
(Name and address of agent for service)

1-800-497-3933
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

Rockland Small Cap Growth Fund
Schedule of Investments
June 30, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.7%
	Biotechnology - 1.0%
12,100	Techne Corporation (a)	$555,511

	Commercial Services - 9.6%
10,500	The Corporate Executive Board Company	822,465
18,200	CRA International Inc. (a)	980,070
10,000	Educate, Inc. (a)	141,500
5,300	ITT Educational Services, Inc. (a)	283,126
90,750	Labor Ready, Inc. (a)	2,115,383
35,300	Providence Service Corporation (a)	876,499
20,200	TechTeam Global, Inc. (a)	263,408
		5,482,451
	Computers & Peripherals - 9.2%
40,500	Hutchinson Technology Incorporated (a)	1,559,655
37,800	Komag, Incorporated (a)	1,072,386
50,400	NETGEAR, Inc. (a)	937,440
12,000	Rackable Systems Inc. (a)	144,000
82,800	SpatiaLight, Inc. (a)	469,476
65,900	Xyratex Ltd. (a)(b)	1,022,109
		5,205,066
	Consumer Products - 3.9%
51,700	Prestige Brands Holdings Inc. (a)	1,008,150
55,500	Tempur-Pedic International Inc. (a)	1,230,990
		2,239,140
	Distribution - 3.6%
39,400	Central European Distribution Corporation (a)	1,470,802
20,200	LKQ Corporation (a)	548,430
		2,019,232
	Entertainment & Leisure - 1.7%
30,300	Orient-Express Hotels Ltd. - Class A (b)	959,601

	Financial Services - 2.6%
83,333	ECapital Financial Corporation (a)(c)	8,333
35,400	Portfolio Recovery Associates, Inc. (a)	1,487,508
		1,495,841
	Health Care Services & Supplies - 13.1%
32,300	American Healthways, Inc. (a)	1,365,321
83,900	HealthExtras, Inc. (a)	1,683,873
10,100	Hologic, Inc. (a)	401,475
11,200	Hythiam Inc. (a)	62,720
43,250	Matria Healthcare, Inc. (a)	1,393,948
40,600	Radiation Therapy Services, Inc. (a)	1,077,930
13,800	Stericycle, Inc. (a)	694,416
15,100	United Surgical Partners International, Inc. (a)	786,408
		7,466,091
	Internet Services - 9.8%
69,200	aQuantive, Inc. (a)	1,226,224
23,800	Ctrip.com International Ltd. - ADR (b)	1,210,944
35,300	Ixia (a)	686,232
20,200	Netease.com Inc. - ADR (a)(b)	1,153,622
20,000	Openwave Systems Inc. (a)	328,000
23,200	RADVision Ltd. (a)(b)	308,328
10,100	The9 Limited - ADR (a)(b)	263,004
25,200	WebSideStory, Inc. (a)	369,432
		5,545,786
	Medical Products - 15.6%
29,600	Affymetrix, Inc. (a)	1,596,328
9,500	Dade Behring Holdings Inc.	617,595
59,500	DJ Orthopedics Incorporated (a)	1,632,085
15,100	Foxhollow Technologies Inc. (a)	577,877
82,150	IntraLase Corp (a)	1,611,783
25,200	IRIS International Inc. (a)	448,560
5,000	Kyphon Inc. (a)	173,950
11,051	ResMed Inc. (a)	729,255
25,100	Syneron Medical Ltd. (a)(b)	918,409
14,400	Ventana Medical Systems, Inc. (a)	579,312
		8,885,154
	Oil & Gas Services - 5.6%
8,400	Atwood Oceanics, Inc. (a)	517,104
20,800	Cal Dive International, Inc. (a)	1,089,296
10,100	Headwaters Incorporated (a)	347,238
3,400	Helmerich & Payne, Inc.	159,528
17,600	Swift Energy Company (a)	630,432
16,800	Todco - Class A (a)	431,256
		3,174,854
	Restaurants - 0.8%
7,500	Red Robin Gourmet Burgers Inc. (a)	464,850

	Retail - 5.5%
13,200	Allion Healthcare, Inc. (a)	216,506
14,100	Dick's Sporting Goods, Inc. (a)	544,119
13,100	Electronics Boutique Holdings Corp. (a)	831,719
41,100	LIFE TIME FITNESS, Inc. (a)	1,348,491
4,900	USANA Health Sciences, Inc. (a)	207,270
		3,148,105
	Semiconductors - 9.0%
27,200	ADE Corporation (a)	762,960
43,400	Cascade Microtech, Inc. (a)	633,640
20,200	Microsemi Corporation (a)	379,760
37,600	M-Systems Flash Disk Pioneers Ltd. (a)(b)	720,792
121,100	Netlogic Microsystems Inc. (a)	2,147,103
20,200	Trident Microsystems, Inc. (a)	458,338
		5,102,593
	Software - 6.7%
25,200	Blackboard Inc. (a)	602,784
12,100	Shanda Interactive Entertainment Ltd. - ADS (a)(b)	445,159
44,200	TALX Corporation	1,277,822
57,700	The Ultimate Software Group, Inc. (a)	946,280
17,500	VeriFone Holdings, Inc. (a)	284,375
5,650	Websense, Inc. (a)	271,483
		3,827,903
	Telecommunication Services - 1.0%
66,800	UbiquiTel Inc. (a)	545,088
	TOTAL COMMON STOCKS (Cost $47,941,907)	56,117,266
Principal
Amount
	SHORT-TERM INVESTMENTS - 0.7%
	Variable Rate Demand Note (d) - 0.7%
$392,281	U.S. Bank, N.A., 3.08%	392,281
	TOTAL SHORT-TERM INVESTMENTS (Cost $392,281)	392,281
	TOTAL INVESTMENTS (Cost $48,334,188) - 99.4%	56,509,547
	Other Assets in Excess of Liabilities - 0.6%	361,811
	Total Net Assets - 100.0%	$56,871,358

(a)	Non-income producing security.
(b)	Dollar-denominated foreign security.
(c)	Illiquid security - acquired through private placement.
(d)	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 2005.
ADR	American Depository Receipts.
ADS	American Depository Shares.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Rockland Funds Trust

By (Signature and Title) /s/ Richard Gould
                      Richard Gould, President

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Richard Gould
                      Richard Gould, President and Treasurer

Date August 29, 2005